Inventories (Details Narrative) - Alps Global Holding Berhad [Member] - USD ($)		12 Months Ended
	Feb. 06, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of inventories		$ 833,774	$ 916,761
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.50%	40.50%
Cilo Cybin Holdings Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90